Extended Market Index Fund
USAA Extended Market Index Fund Fund Summary
Investment Objective

The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Completion Total Stock Market IndexSM (the "Index").[1]

[1]"Dow Jones," and "The Dow Jones U.S. Completion Total Stock Market IndexSM" are service marks of Dow Jones Trademark Holdings, LLC.

Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	Extended Market Index Fund None or same as Fund Name USD ($)
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Extended Market Index Fund None or same as Fund Name
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.43%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	1 Year	3 Years	5 Years	10 Years
Extended Market Index Fund | None or same as Fund Name | USD ($)	44	138	241	542

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of its assets in securities or other financial instruments of companies that are components of, or have economic characteristics similar to, the securities included in the Index. This strategy may be changed upon 60 days' written notice to shareholders.

The Index is composed of all the equity securities that are issued by companies headquartered in the United States with their primary market listing in the United States, except those stocks included in the S&P 500.

In seeking to track the performance of the Index, the Fund uses the "sampling" method of indexing. Under this approach, the Fund selects a representative sample of stocks and/or derivatives that resemble the Index in terms of industry weightings, market capitalization, and other characteristics. It is not the Fund's intent to fully replicate the Index.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities held in the Fund are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities.

The Fund invests in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-cap companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

The Fund may invest in futures, options, and other types of derivatives linked to the performance of the Index or other indices that are highly correlated with the Index. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, exchange-traded fund (ETF), or currency to which it relates; the risk that derivatives used for risk management or to gain market exposure may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

While the Fund attempts to match the performance of the Index as closely as possible before the deduction of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund and purchases and redemptions by other investors in the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the cash flow of the Fund may affect how closely the Fund tracks the Index.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART<br />Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.56%	June 30, 2009
Lowest Quarter Return	-20.67%	September 30, 2011
Year-to-Date Return	15.86%	March 31, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS<br />For Periods Ended December 31, 2018
Average Annual Total Returns - Extended Market Index Fund	Past 1 Year	Past 5 Years	Past 10 Years
None or same as Fund Name	(9.70%)	4.83%	13.09%
None or same as Fund Name | Return After Taxes on Distributions	(10.97%)	3.18%	11.90%
None or same as Fund Name | Return After Taxes on Distributions and Sale of Fund Shares	(4.77%)	3.64%	10.88%
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	(9.57%)	5.15%	13.53%